ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 15,155,264	$ 16,863,559
Accrued liabilities	3,488,062	0
Total accounts payable and accrued expenses	$ 18,643,326	$ 16,863,559